Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2018
Revenue Recognition
Schedule of sales disaggregated by revenue source and segment

	Year Ended December 31, 2018
(Millions of dollars)	Pork	Commodity Trading & Milling	Marine	Sugar and Alcohol	Power	All Other	Consolidated Totals
Major Products/Services Lines:
Products	$1,451	$3,410	$—	$173	$—	$18	$5,052
Transportation	9	—	1,057	—	—	—	1,066
Energy	282	—	—	11	122	—	415
Other	32	18	—	—	—	—	50
Segment/Consolidated Totals	$1,774	$3,428	$1,057	$184	$122	$18	$6,583

ASU 2014-09
Revenue Recognition
Schedule of impacts of adopting ASU 2014-09
Consolidated Statement of Comprehensive Income

	Year ended
	December 31, 2018
	Balances Without
	Adoption		As
(Millions of dollars)	of Topic 606	Adjustments	Reported
Total net sales	$6,555	$28	$6,583
Total cost of sales	$6,032	$28	$6,060

Consolidated Balance Sheet	December 31, 2018
	Balances Without		As
(Millions of dollars)	Adoption of Topic 606	Adjustments	Reported
Net receivables	$544	$7	$551
Inventories	$860	$(45)	$815
Deferred revenue	$77	$(38)	$39

Consolidated Statement of Cash Flows	Year ended December 31, 2018
	Balances Without		As
(Millions of dollars)	Adoption of Topic 606	Adjustments	Reported
Changes in assets and liabilities, net of acquisitions:
Receivables, net of allowance	$(51)	$(7)	$(58)
Inventories	$(79)	$45	$(34)
Current liabilities, exclusive of debt	$16	$(38)	$(22)